Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2016	124,748,377	(35,790,625)	88,957,752
- Depreciation for the year	-	(8,788,121)	(8,788,121)
- New building vessel delivered during the period	31,831,439	-	31,831,439
- Vessel Acquisitions	4,958,345	-	4,958,345
- Sale of vessel	(3,749,135)	1,113,067	(2,636,068)
- Vessel held for sale	(18,410,922)	9,672,208	(8,738,714)
Balance, December 31, 2016	139,378,104	(33,793,471)	105,584,633
- Depreciation for the year	-	(8,372,237)	(8,372,237)
- New building vessel delivered during the period	17,807,934	-	17,807,934
- Vessel delivered during the period	4,503,464	-	4,503,464
- Capitalized expenses	15,252	-	15,252
- Vessel Acquisitions	30,015,188	-	30,015,188
- Sale of vessels	(9,318,842)	2,110,762	(7,208,080)
- Vessels held for sale	(18,081,755)	9,847,316	(8,234,439)
Balance, December 31, 2017	164,319,345	(30,207,630)	134,111,715